INVESTMENTS - KIRKLAND LAKE DISCOVERIES CORP - Movement in investment (Details) - CAD ($)		10 Months Ended	12 Months Ended
	Oct. 22, 2025	Oct. 21, 2025	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Investment in KLDC - Beginning		$ 1,525,756	$ 1,525,756
Investment in Kirkland Lake Discoveries Corp.				$ 1,525,756
Gain on derecognition and remeasurement of investment			5,306,412
Investment in KLDC - ending				1,525,756
Kirkland Lake Discoveries Corp
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Investment in Kirkland Lake Discoveries Corp.	$ 7,582,313
Investment in KLDC - ending	7,582,313
Kirkland Lake Discoveries Corp
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Investment in KLDC - Beginning	2,275,901	1,525,756	$ 1,525,756	2,861,250
Share of loss of associate during the period		(293,654)		(1,306,722)
Gain (loss) on dilution of equity investment		43,562		(28,772)
Investment in Kirkland Lake Discoveries Corp.		2,275,901		1,525,756
Reversal of impairment loss		1,000,237
Gain on derecognition and remeasurement of investment	$ 5,306,412
Investment in KLDC - ending		$ 2,275,901		$ 1,525,756